Capital and financial risk management - Contractual cash flows for non-derivative financial liabilities and derivative instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Borrowings	£ 9,979	£ 9,294
Interest on borrowings	2,143	2,213
Lease liability on leases with annual payments	123	137
Interest on lease liabilities	6	30
Trade payables and other liabilities not in net debt	3,494	3,123
Gross contractual cash flows	15,745	14,797
Due in less than one year
Borrowings
Borrowings	1,437	608
Interest on borrowings	270	275
Lease liability on leases with annual payments	50	48
Interest on lease liabilities	3	22
Trade payables and other liabilities not in net debt	3,485	3,110
Gross contractual cash flows	5,245	4,063
Between one and two years
Borrowings
Borrowings	694	1,336
Interest on borrowings	253	236
Lease liability on leases with annual payments	36	36
Interest on lease liabilities	2	5
Trade payables and other liabilities not in net debt	8	13
Gross contractual cash flows	993	1,626
Between two and three years
Borrowings
Borrowings	1,587	707
Interest on borrowings	209	220
Lease liability on leases with annual payments	19	25
Interest on lease liabilities	1	2
Trade payables and other liabilities not in net debt	1
Gross contractual cash flows	1,817	954
Between three and four years
Borrowings
Borrowings	919	1,561
Interest on borrowings	190	176
Lease liability on leases with annual payments	9	14
Interest on lease liabilities		1
Gross contractual cash flows	1,118	1,752
Between four and five years
Borrowings
Borrowings	1,075	299
Interest on borrowings	149	163
Lease liability on leases with annual payments	6	7
Gross contractual cash flows	1,230	469
After five years
Borrowings
Borrowings	4,267	4,783
Interest on borrowings	1,072	1,143
Lease liability on leases with annual payments	3	7
Gross contractual cash flows	£ 5,342	£ 5,933